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Schedules of Investments
(unaudited)
Putnam Large Cap Growth Fund 2
Putnam U.S. Research Fund 5
Notes to Schedules of Investments 13

Putnam Investment Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Large Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 98.5%
Aerospace & Defense 1.9%
General Electric Co. ................................................. 677,639 $ 196,467,875
TransDigm Group, Inc. ............................................... 54,983 63,779,180
260,247,055
Automobiles 3.0%
a
Tesla, Inc. ......................................................... 1,093,846 417,444,449
a
Biotechnology 1.4%
AbbVie, Inc. ....................................................... 911,205 192,555,841
Broadline Retail 4.9%
a
Amazon.com, Inc. ................................................... 2,506,638 664,409,468
a
Building Products 1.3%
Trane Technologies plc ............................................... 364,237 179,401,292
Capital Markets 0.6%
Nasdaq, Inc. ....................................................... 874,187 80,346,527
Chemicals 0.6%
Sherwin-Williams Co. (The) ............................................ 267,955 86,177,008
Commercial Services & Supplies 0.6%
Cintas Corp. ....................................................... 438,936 76,686,509
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................................. 863,813 149,189,143
a
Construction Materials 1.0%
Vulcan Materials Co. ................................................. 444,297 134,062,177
Consumer Finance 0.4%
Capital One Financial Corp. ........................................... 260,135 49,763,826
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp. .............................................. 279,982 284,050,138
Electric Utilities 0.7%
Constellation Energy Corp. ............................................ 320,045 100,174,085
Electrical Equipment 2.1%
GE Vernova, Inc. .................................................... 265,724 287,901,325
Entertainment 2.5%
a
Live Nation Entertainment, Inc. ......................................... 772,522 122,012,125
a
Netflix, Inc. ........................................................ 1,106,983 103,624,679
a
Spotify Technology SA ................................................ 270,349 120,724,346
346,361,150
Financial Services 4.9%
Mastercard, Inc. , A .................................................. 724,562 364,396,721
Visa, Inc. , A ........................................................ 917,869 302,749,911
667,146,632
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd. ....................................... 859,104 74,707,684
Health Care Equipment & Supplies 1.8%
a
IDEXX Laboratories, Inc. .............................................. 139,648 78,314,598
a
Intuitive Surgical, Inc. ................................................ 351,993 161,075,517
239,390,115

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Large Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.5%
Hilton Worldwide Holdings, Inc. ......................................... 353,298 $ 114,493,283
Starbucks Corp. .................................................... 878,753 92,559,053
207,052,336
Interactive Media & Services 11.6%
Alphabet, Inc. , C .................................................... 2,521,882 963,207,611
Meta Platforms, Inc. , A ............................................... 1,002,760 613,598,872
1,576,806,483
IT Services 0.6%
a
Snowflake, Inc. , A ................................................... 630,724 86,074,904
a
Life Sciences Tools & Services 1.1%
Lonza Group AG .................................................... 133,260 81,931,102
Thermo Fisher Scientific, Inc. .......................................... 139,790 66,953,818
148,884,920
Machinery 1.4%
Caterpillar, Inc. ..................................................... 209,239 186,245,726
Pharmaceuticals 3.7%
Eli Lilly & Co. ...................................................... 446,752 417,534,419
Galderma Group AG ................................................. 412,558 86,551,958
504,086,377
Real Estate Management & Development 0.7%
a
CBRE Group, Inc. , A ................................................. 670,620 95,717,593
a
Semiconductors & Semiconductor Equipment 25.1%
a
Advanced Micro Devices, Inc. .......................................... 745,203 264,167,011
Broadcom, Inc. ..................................................... 2,372,792 990,474,565
Lam Research Corp. ................................................. 1,279,820 330,014,385
NVIDIA Corp. ...................................................... 9,293,527 1,854,709,183
3,439,365,144
Software 11.3%
a
Cadence Design Systems, Inc. ......................................... 609,169 200,776,011
Microsoft Corp. ..................................................... 2,477,012 1,010,075,953
Oracle Corp. ....................................................... 976,889 157,660,116
a
Palantir Technologies, Inc. , A ........................................... 796,438 110,792,490
a
ServiceNow, Inc. .................................................... 714,344 63,083,719
1,542,388,289
Specialized REITs 0.3%
American Tower Corp. ................................................ 202,172 36,938,846
Technology Hardware, Storage & Peripherals 9.7%
Apple, Inc. ........................................................ 4,859,619 1,318,657,616
Total Common Stocks (Cost $ 5,286,867,298 ) ....................................
13,432,232,658
a a a a

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Large Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 1.3%
a a
Shares
a
Value
a
Management Investment Companies 1.3%
b,c
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 172,032,316 $ 172,032,316
Total Management Investment Companies (Cost $ 172,032,316 ) ...................
172,032,316
Total Short Term Investments (Cost $ 172,032,316 ) ...............................
172,032,316
a
Total Investments (Cost $ 5,458,899,614 ) 99.8% ..................................
$13,604,264,974
Other Assets, less Liabilities 0.2% .............................................
37,424,636
Net Assets 100.0% ...........................................................
$13,641,689,610
See Abbreviations on page 18 .
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam U.S. Research Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 2.0%
Airbus SE ......................................... France 15,005 $ 3,093,423
a
Boeing Co. (The) ................................... United States 20,782 4,759,701
Northrop Grumman Corp. ............................. United States 4,495 2,604,763
RTX Corp. ........................................ United States 20,981 3,694,125
14,152,012
Air Freight & Logistics 0.7%
FedEx Corp. ....................................... United States 12,586 5,076,060
Automobiles 0.9%
General Motors Co. .................................. United States 22,725 1,747,325
a
Tesla, Inc. ......................................... United States 12,234 4,668,862
6,416,187
Banks 2.4%
Bank of America Corp. ............................... United States 68,122 3,641,802
Citigroup, Inc. ...................................... United States 63,524 8,129,802
JPMorgan Chase & Co. ............................... United States 13,640 4,272,457
PNC Financial Services Group, Inc. (The) ................. United States 4,602 1,026,246
17,070,307
Beverages 1.8%
Coca-Cola Co. (The) ................................. United States 87,386 6,882,521
Keurig Dr. Pepper, Inc. ............................... United States 139,562 4,103,123
PepsiCo, Inc. ...................................... United States 13,518 2,142,468
13,128,112
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 22,042 4,657,915
Amgen, Inc. ....................................... United States 2,695 933,144
Gilead Sciences, Inc. ................................ United States 14,183 1,855,704
Regeneron Pharmaceuticals, Inc. ....................... United States 4,367 3,087,731
a
Vertex Pharmaceuticals, Inc. ........................... United States 3,149 1,345,820
11,880,314
Broadline Retail 4.6%
a
Amazon.com, Inc. ................................... United States 122,342 32,427,971
Building Products 0.6%
a
Madison Air Solutions Corp., A ......................... United States 13,355 509,894
Trane Technologies plc ............................... United States 7,851 3,866,931
4,376,825
Capital Markets 2.3%
BlackRock, Inc. ..................................... United States 2,841 3,027,370
Charles Schwab Corp. (The) ........................... United States 43,986 4,030,877
CME Group, Inc. .................................... United States 6,372 1,833,989
KKR & Co., Inc. ..................................... United States 12,937 1,349,847
Nasdaq, Inc. ....................................... United States 24,688 2,269,074
a
Robinhood Markets, Inc., A ............................ United States 11,270 821,470
TPG, Inc., A ....................................... United States 61,171 2,668,279
16,000,906
Chemicals 0.7%
Corteva, Inc. ....................................... United States 22,438 1,817,702
Linde plc .......................................... United States 1,871 937,633

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
PPG Industries, Inc. ................................. United States 18,356 $ 1,991,626
4,746,961
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 7,264 1,269,093
Communications Equipment 2.1%
Cisco Systems, Inc. ................................. United States 162,642 14,881,743
Construction Materials 0.7%
CRH plc .......................................... United States 39,712 4,702,695
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 36,723 7,025,110
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. .............................. United States 6,143 6,232,258
a
US Foods Holding Corp. .............................. United States 12,344 1,154,040
Walmart, Inc. ...................................... United States 47,970 6,328,682
13,714,980
Electric Utilities 1.7%
Constellation Energy Corp. ............................ United States 3,392 1,061,696
NextEra Energy, Inc. ................................. United States 37,234 3,644,464
NRG Energy, Inc. ................................... United States 23,660 3,681,023
PPL Corp. ......................................... United States 48,375 1,811,160
Xcel Energy, Inc. .................................... United States 23,706 1,966,412
12,164,755
Electrical Equipment 1.1%
GE Vernova , Inc. .................................... United States 7,216 7,818,247
Energy Equipment & Services 0.1%
SLB Ltd. .......................................... United States 11,883 675,905
Entertainment 2.3%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 20,579 1,768,765
a
Live Nation Entertainment, Inc. ......................... United States 19,794 3,126,264
a
Netflix, Inc. ........................................ United States 44,573 4,172,479
a
Spotify Technology SA ................................ United States 4,751 2,121,559
Walt Disney Co. (The) ................................ United States 51,029 5,294,259
16,483,326
Financial Services 3.5%
Apollo Global Management, Inc. ........................ United States 25,608 3,296,262
a
Berkshire Hathaway, Inc., B ............................ United States 15,174 7,186,406
Mastercard, Inc., A .................................. United States 17,442 8,771,931
Visa, Inc., A ........................................ United States 17,905 5,905,785
25,160,384
Ground Transportation 0.4%
Union Pacific Corp. .................................. United States 9,535 2,569,492
Health Care Equipment & Supplies 1.8%
Abbott Laboratories .................................. United States 8,538 775,165
Becton Dickinson & Co. ............................... United States 6,968 1,038,511
a
Boston Scientific Corp. ............................... United States 82,970 4,779,902
a
Dexcom, Inc. ....................................... United States 19,241 1,145,801
a
Edwards Lifesciences Corp. ........................... United States 13,082 1,092,347
a
Intuitive Surgical, Inc. ................................ United States 5,562 2,545,227

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 5,726 $ 463,634
Stryker Corp. ...................................... United States 2,008 632,781
12,473,368
Health Care Providers & Services 1.8%
Cardinal Health, Inc. ................................. United States 4,965 957,649
CVS Health Corp. ................................... United States 15,744 1,311,318
HCA Healthcare, Inc. ................................. United States 2,214 961,872
McKesson Corp. .................................... United States 4,765 3,884,428
UnitedHealth Group, Inc. .............................. United States 14,649 5,427,162
12,542,429
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 17,092 3,714,775
Hotels, Restaurants & Leisure 2.0%
a
Airbnb, Inc., A ...................................... United States 11,568 1,623,684
Booking Holdings, Inc. ............................... United States 5,325 896,517
Hilton Worldwide Holdings, Inc. ......................... United States 5,079 1,645,952
McDonald's Corp. ................................... United States 9,731 2,856,924
Royal Caribbean Cruises Ltd. .......................... United States 5,804 1,530,863
Starbucks Corp. .................................... United States 11,239 1,183,804
a
Viking Holdings Ltd. ................................. United States 42,081 3,446,855
Yum! Brands, Inc. ................................... United States 5,326 850,296
14,034,895
Household Durables 0.1%
PulteGroup, Inc. .................................... United States 7,907 967,501
Household Products 0.5%
Procter & Gamble Co. (The) ........................... United States 23,098 3,397,485
Industrial Conglomerates 0.9%
Honeywell International, Inc. ........................... United States 29,781 6,382,962
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 25,080 3,561,862
Insurance 2.5%
Allstate Corp. (The) .................................. United States 25,134 5,460,613
American International Group, Inc. ...................... United States 38,541 2,882,867
Aon plc, A ......................................... United States 8,152 2,540,571
a
Arch Capital Group Ltd. ............................... United States 20,004 1,889,578
Assured Guaranty Ltd. ............................... United States 6,751 552,907
AXA SA ........................................... France 13,042 628,693
Prudential plc ...................................... Hong Kong 144,591 2,178,921
Unum Group ....................................... United States 20,308 1,632,357
17,766,507
Interactive Media & Services 7.9%
Alphabet, Inc., A .................................... United States 106,902 41,135,889
Meta Platforms, Inc., A ............................... United States 23,979 14,672,990
55,808,879
IT Services 0.7%
a
Snowflake, Inc., A ................................... United States 34,986 4,774,539
Life Sciences Tools & Services 1.2%
a
Bio-Rad Laboratories, Inc., A ........................... United States 8,066 2,259,448

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Danaher Corp. ..................................... United States 3,465 $ 620,062
Thermo Fisher Scientific, Inc. .......................... United States 11,221 5,374,410
8,253,920
Machinery 1.1%
Fortive Corp. ....................................... United States 35,928 2,148,135
Ingersoll Rand, Inc. .................................. United States 26,518 2,117,728
Otis Worldwide Corp. ................................ United States 46,830 3,647,120
7,912,983
Metals & Mining 0.6%
Barrick Mining Corp. ................................. Canada 46,553 1,831,395
Glencore plc ....................................... Australia 281,133 2,184,920
4,016,315
Multi-Utilities 0.6%
Ameren Corp. ...................................... United States 24,490 2,783,289
CenterPoint Energy, Inc. .............................. United States 38,656 1,687,334
4,470,623
Oil, Gas & Consumable Fuels 3.7%
a
Antero Resources Corp. .............................. United States 27,285 1,071,209
BP plc ............................................ United States 187,943 1,487,726
Cenovus Energy, Inc. ................................ Canada 117,392 3,434,430
ConocoPhillips ..................................... United States 47,586 5,985,367
Exxon Mobil Corp. ................................... United States 79,378 12,250,407
Shell plc .......................................... United States 45,165 2,053,508
26,282,647
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 42,640 1,616,909
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. .............................. United States 25,633 1,553,103
Eli Lilly & Co. ...................................... United States 8,010 7,486,146
Johnson & Johnson ................................. United States 24,224 5,567,886
Merck & Co., Inc. ................................... United States 29,321 3,201,267
Pfizer, Inc. ......................................... United States 14,885 397,430
18,205,832
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 6,019 859,092
Semiconductors & Semiconductor Equipment 17.6%
a
Advanced Micro Devices, Inc. .......................... United States 34,815 12,341,569
Analog Devices, Inc. ................................. United States 32,768 13,181,256
Broadcom, Inc. ..................................... United States 59,647 24,898,447
Lam Research Corp. ................................. United States 73,253 18,889,019
Marvell Technology, Inc. .............................. United States 52,111 8,606,132
NVIDIA Corp. ...................................... United States 233,295 46,558,683
124,475,106
Software 7.6%
Microsoft Corp. ..................................... United States 93,988 38,326,427
Oracle Corp. ....................................... United States 65,617 10,589,927
a
Palantir Technologies, Inc., A ........................... United States 36,409 5,064,856
53,981,210

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.8%
American Tower Corp. ................................ United States 32,257 $ 5,893,676
Specialty Retail 1.5%
Home Depot, Inc. (The) ............................... United States 8,176 2,688,269
Lowe's Cos., Inc. .................................... United States 7,923 1,891,933
a
O'Reilly Automotive, Inc. .............................. United States 16,093 1,599,644
TJX Cos., Inc. (The) ................................. United States 22,043 3,455,240
a
Ulta Beauty, Inc. .................................... United States 1,948 1,047,011
10,682,097
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc. ........................................ United States 130,651 35,452,149
a
Everpure , Inc., A .................................... United States 31,077 2,220,451
37,672,600
Textiles, Apparel & Luxury Goods 0.3%
a
Amer Sports, Inc. ................................... Finland 20,723 726,756
a
On Holding AG, A ................................... Switzerland 16,792 597,963
Ralph Lauren Corp., A ................................ United States 2,605 934,257
2,258,976
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 22,212 3,666,535
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 3,229 3,099,323
Total Common Stocks (Cost $359,545,466) ...................................
680,514,431
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Keurig Dr. Pepper, Inc., Counterparty CITI, January Strike Price
$33.00, Expires 1/15/27 ............................. 717,915 21,106,701 25,341
Total Options Purchased (Cost $18,492) ......................................
25,341
Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
b,c
U.S. Treasury Bills, 3.56%, 7/16/26 ...................... United States 1,600,000 1,587,903
Total U.S. Government and Agency Securities (Cost $1,587,999) ................
1,587,903

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.7%
d,e
Putnam Short Term Investment Fund, Class P, 3.843% ....... United States 25,884,423 $ 25,884,423
Total Management Investment Companies (Cost $25,884,423) ..................
25,884,423
Total Short Term Investments (Cost $27,472,422 ) ..............................
27,472,326
a
Total Investments (Cost $387,036,380) 99.9% .................................
$708,012,098
Other Assets, less Liabilities 0.1% ...........................................
867,374
Net Assets 100.0% .........................................................
$708,879,472
a a a
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to $1,234,595, representing 0.2% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At April 30, 2026, the Fund had the following futures contracts outstanding.
At April 30, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 49 $ 17,747,188 6/18/26 $ 766,748
Total Futures Contracts ...................................................................... $766,748
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 8,736,200 1,121,128 5/13/26 $ — $ (5,358)
Hong Kong Dollar ... GSCO Sell 978,400 125,569 5/13/26 610 —
Hong Kong Dollar ... HSBK Sell 7,064,000 906,478 5/13/26 4,278 —
British Pound ...... BOFA Sell 410,300 543,145 6/17/26 — (15,123)
British Pound ...... BZWS Sell 105,700 139,919 6/17/26 — (3,900)
British Pound ...... GSCO Sell 1,315,600 1,741,499 6/17/26 — (48,549)
British Pound ...... HSBK Buy 316,200 420,544 6/17/26 9,688 —
British Pound ...... MSCO Sell 910,300 1,212,958 6/17/26 — (25,626)
British Pound ...... SSBT Buy 171,700 228,366 6/17/26 5,255 —
British Pound ...... TDOM Sell 1,217,500 1,605,094 6/17/26 — (51,476)
British Pound ...... UBSW Sell 1,177,100 1,565,570 6/17/26 — (36,031)
British Pound ...... WPAC Sell 1,002,600 1,327,209 6/17/26 — (36,962)
Danish Krone ...... BOFA Sell 8,019,300 1,234,783 6/17/26 — (27,910)
Danish Krone ...... CITI Sell 6,365,700 980,259 6/17/26 — (22,065)
Danish Krone ...... JPHQ Buy 14,476,000 2,242,577 6/17/26 36,769 —
Euro ............. BOFA Sell 112,000 128,740 6/17/26 — (2,984)
Euro ............. BZWS Buy 72,800 83,681 6/17/26 1,940 —
Euro ............. GSCO Sell 524,900 603,346 6/17/26 — (13,990)
Euro ............. MSCO Sell 474,900 548,939 6/17/26 — (9,592)
Euro ............. SSBT Sell 249,500 287,785 6/17/26 — (5,653)
Euro ............. UBSW Sell 873,100 1,007,055 6/17/26 — (19,800)
Swedish Krona ..... MSCO Sell 21,496,500 2,311,775 6/17/26 — (22,064)
Canadian Dollar .... BOFA Sell 850,700 617,967 7/15/26 — (10,264)
Canadian Dollar .... BZWS Sell 2,252,800 1,636,396 7/15/26 — (27,269)
Canadian Dollar .... CITI Buy 133,000 96,522 7/15/26 1,697 —
Canadian Dollar .... CITI Sell 957,100 695,117 7/15/26 — (11,690)
Canadian Dollar .... GSCO Buy 431,400 313,364 7/15/26 5,220 —
Canadian Dollar .... HSBK Buy 655,800 476,398 7/15/26 7,902 —
Canadian Dollar .... JPHQ Sell 1,856,400 1,348,495 7/15/26 — (22,434)
Canadian Dollar .... MSCO Buy 1,720,900 1,250,011 7/15/26 20,852 —
Canadian Dollar .... SSBT Buy 622,900 452,473 7/15/26 7,531 —
Canadian Dollar .... TDOM Sell 532,700 386,877 7/15/26 — (6,515)
Canadian Dollar .... UBSW Sell 1,649,200 1,197,954 7/15/26 — (19,960)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... WPAC Sell 1,103,400 801,513 7/15/26 $ — $ (13,334)
Total Forward Exchange Contracts ................................................... $101,742 $(458,549)
Net unrealized appreciation (depreciation) ............................................ $(356,807)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, two of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
Effective September 30, 2025, Putnam Research Fund was renamed Putnam U.S. Research Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.484% . $— $509,451,531 $(509,451,531) $— $— $— — $485,864
Putnam Short Term Investment
Fund, Class P, 3.843% ...... 89,162,578 1,045,025,166 (962,155,428) — — 172,032,316 172,032,316 4,442,550
Total Affiliated Securities ... $89,162,578 $1,554,476,697 $(1,471,606,959) $— $— $172,032,316 $4,928,414
Putnam U.S. Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $3,212,791 $150,705,539 $(128,033,907) $— $— $25,884,423 25,884,423 $373,758
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam U.S. Research Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.919% ............. $— $1,805,400 $(1,805,400) $— $— $— — $416
Total Affiliated Securities ... $3,212,791 $152,510,939 $(129,839,307) $— $— $25,884,423 $374,174
Level 1 Level 2 Level 3 Total
Putnam Large Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 260,247,055 $ — $ — $ 260,247,055
Automobiles .......................... 417,444,449 — — 417,444,449
Biotechnology ......................... 192,555,841 — — 192,555,841
Broadline Retail ....................... 664,409,468 — — 664,409,468
Building Products ...................... 179,401,292 — — 179,401,292
Capital Markets ........................ 80,346,527 — — 80,346,527
Chemicals ........................... 86,177,008 — — 86,177,008
Commercial Services & Supplies ........... 76,686,509 — — 76,686,509
Communications Equipment .............. 149,189,143 — — 149,189,143
Construction Materials .................. 134,062,177 — — 134,062,177
Consumer Finance ..................... 49,763,826 — — 49,763,826
Consumer Staples Distribution & Retail ...... 284,050,138 — — 284,050,138
Electric Utilities ........................ 100,174,085 — — 100,174,085
Electrical Equipment .................... 287,901,325 — — 287,901,325
Entertainment ......................... 346,361,150 — — 346,361,150
Financial Services ...................... 667,146,632 — — 667,146,632
Ground Transportation .................. 74,707,684 — — 74,707,684
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Large Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Equipment & Supplies ......... $ 239,390,115 $ — $ — $ 239,390,115
Hotels, Restaurants & Leisure ............. 207,052,336 — — 207,052,336
Interactive Media & Services .............. 1,576,806,483 — — 1,576,806,483
IT Services ........................... 86,074,904 — — 86,074,904
Life Sciences Tools & Services ............ 66,953,818 81,931,102 — 148,884,920
Machinery ............................ 186,245,726 — — 186,245,726
Pharmaceuticals ....................... 417,534,419 86,551,958 — 504,086,377
Real Estate Management & Development .... 95,717,593 — — 95,717,593
Semiconductors & Semiconductor Equipment . 3,439,365,144 — — 3,439,365,144
Software ............................. 1,542,388,289 — — 1,542,388,289
Specialized REITs ...................... 36,938,846 — — 36,938,846
Technology Hardware, Storage & Peripherals . 1,318,657,616 — — 1,318,657,616
Short Term Investments ................... 172,032,316 — — 172,032,316
Total Investments in Securities ........... $13,435,781,914 $168,483,060
b
$— $13,604,264,974
Putnam U.S. Research Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 11,058,589 3,093,423 — 14,152,012
Air Freight & Logistics ................... 5,076,060 — — 5,076,060
Automobiles .......................... 6,416,187 — — 6,416,187
Banks ............................... 17,070,307 — — 17,070,307
Beverages ........................... 13,128,112 — — 13,128,112
Biotechnology ......................... 11,880,314 — — 11,880,314
Broadline Retail ....................... 32,427,971 — — 32,427,971
Building Products ...................... 4,376,825 — — 4,376,825
Capital Markets ........................ 16,000,906 — — 16,000,906
Chemicals ........................... 4,746,961 — — 4,746,961
Commercial Services & Supplies ........... 1,269,093 — — 1,269,093
Communications Equipment .............. 14,881,743 — — 14,881,743
Construction Materials .................. 4,702,695 — — 4,702,695
Consumer Finance ..................... 7,025,110 — — 7,025,110
Consumer Staples Distribution & Retail ...... 13,714,980 — — 13,714,980
Electric Utilities ........................ 12,164,755 — — 12,164,755
Electrical Equipment .................... 7,818,247 — — 7,818,247
Energy Equipment & Services ............. 675,905 — — 675,905
Entertainment ......................... 16,483,326 — — 16,483,326
Financial Services ...................... 25,160,384 — — 25,160,384
Ground Transportation .................. 2,569,492 — — 2,569,492
Health Care Equipment & Supplies ......... 12,473,368 — — 12,473,368
Health Care Providers & Services .......... 12,542,429 — — 12,542,429
Health Care REITs ..................... 3,714,775 — — 3,714,775
Hotels, Restaurants & Leisure ............. 14,034,895 — — 14,034,895
Household Durables .................... 967,501 — — 967,501
Household Products .................... 3,397,485 — — 3,397,485
Industrial Conglomerates ................ 6,382,962 — — 6,382,962
Industrial REITs ....................... 3,561,862 — — 3,561,862
Insurance ............................ 14,958,893 2,807,614 — 17,766,507
Interactive Media & Services .............. 55,808,879 — — 55,808,879
IT Services ........................... 4,774,539 — — 4,774,539
Life Sciences Tools & Services ............ 8,253,920 — — 8,253,920
Machinery ............................ 7,912,983 — — 7,912,983
Metals & Mining ....................... 1,831,395 2,184,920 — 4,016,315
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam U.S. Research Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Multi-Utilities .......................... $ 4,470,623 $ — $ — $ 4,470,623
Oil, Gas & Consumable Fuels ............. 22,741,413 3,541,234 — 26,282,647
Passenger Airlines ..................... 1,616,909 — — 1,616,909
Pharmaceuticals ....................... 18,205,832 — — 18,205,832
Real Estate Management & Development .... 859,092 — — 859,092
Semiconductors & Semiconductor Equipment . 124,475,106 — — 124,475,106
Software ............................. 53,981,210 — — 53,981,210
Specialized REITs ...................... 5,893,676 — — 5,893,676
Specialty Retail ........................ 10,682,097 — — 10,682,097
Technology Hardware, Storage & Peripherals . 37,672,600 — — 37,672,600
Textiles, Apparel & Luxury Goods .......... 2,258,976 — — 2,258,976
Tobacco ............................. 3,666,535 — — 3,666,535
Trading Companies & Distributors .......... 3,099,323 — — 3,099,323
Options Purchased ....................... — 25,341 — 25,341
Short Term Investments ................... 25,884,423 1,587,903 — 27,472,326
Total Investments in Securities ........... $694,771,663 $13,240,435
c
$— $708,012,098
Other Financial Instruments:
Forward Exchange Contracts ............... $— $101,742 $— $101,742
Futures Contracts ....................... 766,748 — — 766,748
Total Other Financial Instruments ......... $766,748 $101,742 $— $868,490
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 458,549 $ — $ 458,549
Total Other Financial Instruments ......... $— $458,549 $— $458,549
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $168,483,060, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $11,627,191, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.